UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓]  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     0002013513

National Finance Authority (as issuer of its Municipal Certificates, Series 2024-1)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001795320

Central Index Key Number of underwriter (if applicable): ______________

     Mark Sherman, Vice President – (212) 723-4205

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Depositor

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated March 1, 2024 of Ernst & Young LLP attached as Exhibit 99.1 to this report.

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 1, 2024 of Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 1, 2024	CITI AFFORDABLE DEPOSITOR LLC

	By:	/s/ Mark Sherman
		Name:	Mark Sherman
		Title:	Vice President